PUBLIC OFFERING AND DEFERRED OFFERING COSTS	9 Months Ended
Apr. 30, 2024
Public Offering And Deferred Offering Costs
PUBLIC OFFERING AND DEFERRED OFFERING COSTS

NOTE 3 – PUBLIC OFFERING AND DEFERRED OFFERING COSTS

On March 14, 2024, the Company executed an agreement with Prime Number Capital LLC (“Prime”) for Prime to act as the Company’s Lead Underwriter on a “firm commitment” basis in connection with a public offering of shares of the Company’s common stock. The agreement provides for compensation to Prime of, among other things, (1) Underwriter’s Commission equal to 7.0% of Gross Proceeds, (2) Non-accountable Expenses equal to 1.0% of Gross Proceeds, (3) Underwriter’s warrants equal to 5.0% of the shares issued in the offering, and (4) a cash advance of $100,000 offsetable against the Underwriter’s Commission (of which the Company paid $50,000 to Prime on March 14, 2024). Prime’s obligation to initiate the offering is subject to satisfaction of several conditions, and there is no assurance that the offering will occur.

As of April 30, 2024, deferred offering costs relating to the public offering consist of:

Cash advance to Prime	$50,000
Attorneys fees	170,000
Accountant fees	25,000
Total	$245,000

Upon closing of the public offering, the deferred offering costs will be offset against the proceeds from the public offering and included as part of the total public offering stock issuance costs.